COMMON STOCK OPTIONS AND WARRANTS (Details - Options activity) - Share-Based Payment Arrangement, Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding at beginning	926,266	431,266
Weighted average exercise price outstanding at beginning	$ 5.74	$ 4.98
Weighted average remaining contractual term (years) outstanding	3 years	3 years 3 months 18 days	3 years 4 months 24 days
Aggregate intrinsic value outstanding at beginning		$ 197,506
Shares, granted	463,117	685,000
Weighted average exercise price, granted	$ 4.22	$ 6.41
Weighted average remaining contractual term (years), granted	4 years 4 months 6 days	4 years
Shares, forfeited		(190,000)
Weighted average exercise price, forfeited		$ 6.41
Shares outstanding at end	1,387,775	926,266	431,266
Weighted average exercise price outstanding at end	$ 5.23	$ 5.74	$ 4.98
Aggregate intrinsic value outstanding at end			$ 197,506
Shares, exercisable	581,324	404,599
Weighted average exercise price, exercisable	$ 5.38	$ 5.02
Weighted average remaining contractual term (years) exercisable	1 year 9 months 18 days	3 years 3 months 18 days
Aggregate intrinsic value exercisable
Shares, exercised/forfeited	(1,608)
Weighted average exercise price, exercised/forfeited	$ 14.00